Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Goodwill
10.	GOODWILL

	2013	2014

Beginning balance	$4,628	$29,509
Goodwill acquired in acquisitions of business	24,992	316,492
Exchange rate differences	(111)	(1,371)

Ending balance	$29,509	$344,630

The Group assessed the qualitative factors to determine it is not more likely than not that the fair value of each reporting unit is less than its respective carrying amount. There was no impairment of goodwill during the years ended December 31, 2012, 2013 and 2014.